Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Wages and Salaries	$ 13,139	$ 12,507	$ 12,401
Social security contributions	3,977	3,611	3,123
Net service costs	350	449	422
Other components of defined benefit plans, net	29	(45)	14
Total	$ 17,495	$ 16,522	$ 15,960